CAPITAL MANAGEMENT	9 Months Ended
Sep. 30, 2025
Capital Management
CAPITAL MANAGEMENT

27. CAPITAL MANAGEMENT

The Company’s objectives when managing capital are:

(i)	To safeguard the Company’s ability to continue as a going concern and to be able to service its debts when they are due;

(ii)	To maintain an optimal capital structure so as to maximize shareholder value; and

(iii)	To maintain a strong credit rating and healthy capital ratios in order to support the Company’s stability and growth.

The Company actively and regularly reviews and manages its capital structure to ensure optimal shareholder returns, taking into consideration the future capital requirements of the Company and capital efficiency, prevailing and projected profitability, projected operating cash flows, projected capital expenditures and projected strategic investment opportunities. The Company manages its common shares and stock options as capital.

The Company is not subject to externally imposed capital requirements, except for, as disclosed in Note 21(a), the Company’s PRC subsidiaries are required by the Foreign Enterprise Law of the PRC to contribute to and maintain a non-distributable statutory reserve fund whose utilization is subject to approval by the Board of Directors. This externally imposed capital requirement has been complied with by the PRC subsidiaries for the nine months ended September 30, 2025 and for the years ended December 31, 2024 and 2023.

In order to maintain or adjust the capital structure, the Company may adjust the amount of dividends paid to shareholders, return capital to shareholders, increase share capital, obtain new borrowings or sell assets to reduce debt.

There were no changes in the Company’s overall approach to capital management during the report periods.

The capital structure of the Company consists of debts (which include borrowings, less cash and cash equivalents) and equity attributable to shareholders of the Company (comprising issued capital and reserves). The Company monitors capital on the basis of the debt to capital ratio, which is calculated as net debts divided by equity attributable to shareholders of the Company.

	As of September 30, 2025	As of December 31, 2024
	USD’000	USD’000
Note payable	2,428	5,187
Amounts owed to related parties	391	272
Total debts	2,819	5,459
Less: Cash and cash equivalents	(1,927)	(1,047)
Net debts	892	4,412
Equity attributable to shareholders of the Company	26,657	25,553
Gearing ratio	3%	17%